Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares					Fair Value
	CLOSED-END FUND - 0.2%
49,000	Eaton Vance Limited Duration Income Fund (Cost - $615,930)				$ 613,970

	EXCHANGE TRADED FUNDS - 5.2%
	EQUITY FUNDS - 3.5%
3,933	iShares Core S&P 500 ETF				1,476,409
10,243	iShares MSCI ACWI ETF				929,245
17,081	iShares MSCI ACWI ex US ETF				905,976
12,067	iShares MSCI EAFE ETF				880,408
13,607	iShares MSCI EAFE Small-Cap ETF				930,038
18,987	iShares MSCI Emerging Markets ETF				981,058
7,103	iShares Russell 1000 ETF				1,504,700
7,886	iShares Russell 2000 ETF				1,546,129
21,483	iShares Russell Mid-Cap ETF				1,472,660
13,129	iShares U.S. Real Estate ETF				1,124,499
					11,751,122
	DEBT FUNDS - 1.7%
32,000	SPDR Bloomberg Barclays Short Term High Yield ETF				862,400
60,000	Vanguard Short-Term Corporate Bond ETF				4,995,000
					5,857,400

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,128,638)				17,608,522
Par Value			Coupon Rate (%)	Maturity
	BONDS & NOTES - 62.2%
	COMPUTERS - 3.0%
$ 5,000,000	Apple, Inc.		2.850	5/6/2021	5,040,810
5,000,000	Apple, Inc.		2.100	9/12/2022	5,156,257
					10,197,067
	INSURANCE - 3.0%
5,000,000	Berkshire Hathaway, Inc.		2.200	3/15/2021	5,010,886
5,000,000	New York Life Global Funding		2.300	6/10/2022	5,146,292
					10,157,178
	MULTI-NATIONAL - 1.2%
4,000,000	European Investment Bank		2.875	12/15/2021	4,104,970

	PHARMACEUTICALS - 1.5%
5,000,000	Pfizer, Inc.		2.800	3/11/2022	5,151,944

	SOFTWARE - 7.0%
13,000,000	Microsoft Corp.		1.550	8/8/2021	13,090,752
5,000,000	Microsoft Corp.		2.375	5/1/2023	5,227,373
5,000,000	Microsoft Corp.		3.125	11/3/2025	5,593,288
					23,911,413
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.0%
5,000,000	Federal Farm Credit Banks Funding Corp		1.550	1/15/2021	5,002,548
4,000,000	Federal Farm Credit Banks Funding Corp		1.600	1/21/2022	4,061,784
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
December 31, 2020
Par Value			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued) - 45.0%
$ 5,000,000	Federal Farm Credit Banks Funding Corp		1.625	8/22/2022	$ 5,122,583
3,410,000	Federal Home Loan Banks		1.375	2/18/2021	3,415,371
5,000,000	Federal Home Loan Banks		2.375	3/12/2021	5,021,660
14,000,000	Federal Home Loan Banks		2.250	6/11/2021	14,128,408
5,000,000	Federal Home Loan Banks		2.625	12/10/2021	5,117,625
5,000,000	Federal Home Loan Banks		1.625	12/20/2021	5,073,859
10,000,000	Federal Home Loan Banks		2.250	3/11/2022	10,254,448
6,000,000	Federal Home Loan Mortgage Corp		2.375	2/16/2021	6,016,139
10,000,000	Federal Home Loan Mortgage Corp		0.400	6/2/2023	10,005,926
5,000,000	Federal Home Loan Mortgage Corp		0.420	6/16/2023	5,002,347
7,000,000	Federal Home Loan Mortgage Corp		0.270	9/14/2023	6,996,605
5,000,000	Federal Home Loan Mortgage Corp		0.650	4/30/2024	5,002,195
5,000,000	Federal Home Loan Mortgage Corp		0.850	4/29/2025	5,001,965
10,000,000	Federal Home Loan Mortgage Corp		0.700	8/19/2026	9,933,639
4,000,000	Federal National Mortgage Association		2.000	1/5/2022	4,076,527
6,000,000	Federal National Mortgage Association		0.550	8/25/2025	6,002,367
5,000,000	Federal National Mortgage Association		0.750	1/20/2026	5,002,297
13,000,000	Federal National Mortgage Association		0.850	6/30/2026	13,030,552
4,198,416	Government National Mortgage Association		2.500	12/20/2049	4,424,839
8,000,000	Tennessee Valley Authority		3.875	2/15/2021	8,034,315
7,000,000	United States Department of Housing and Urban Development		2.800	8/1/2023	7,448,506
					153,176,505
	TELECOMMUNICATIONS - 1.5%
5,000,000	Cisco Systems, Inc.		1.850	9/20/2021	5,051,024

	TOTAL BONDS & NOTES (Cost - $210,434,162)				211,750,101
Shares
	SHORT-TERM INVESTMENT - 25.1%
	MONEY MARKET FUND - 25.1%
85,502,256	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 0.03% *				85,502,256
	TOTAL SHORT-TERM INVESTMENT - (Cost - $85,502,256)

	TOTAL INVESTMENTS - 92.7% (Cost - $310,680,986)				$ 315,474,849
	OTHER ASSETS LESS LIABILITIES - NET - 7.3%				24,838,381
	NET ASSETS - 100.0%				$ 340,313,230

*	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2020. A portion represents positions held in GPMAS Fund Limited.
ETF	Exchange Traded Fund
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
December 31, 2020

LONG FUTURES CONTRACTS
Long Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/(Depreciation)
4,660	90 Day EuroDollar Future	September 2022		1,162,611,750	$ 629,613
3,432	3 Mo Sterling Future	September 2022		586,304,789	20,128
149	Australian Dollar Currency Future	March 2021		11,473,000	398,688
152	BP Currency Future	March 2021		12,976,050	304,138
39	Brent Crude Future +	March 2021		2,020,200	53,800
307	Canadian Dollar Currency Future	March 2021		24,050,380	54,214
49	Canola Future +	March 2021		490,000	44,277
40	Cattle Feeder Future +	March 2021		2,804,500	(62,475)
55	CHF Currency Future	March 2021		7,783,875	23,850
49	Cocoa Future +	March 2021		1,275,470	(24,470)
54	Coffee 'C' Future +	March 2021		2,597,063	120,506
417	Corn Future +	March 2021		10,091,400	957,400
423	Cotton No.2 Future +	March 2021		16,522,380	1,389,285
31	Dax Index Future	March 2021		13,034,669	130,907
142	Euro Fx Currency Future	March 2021		21,736,650	150,221
277	Euro Bund Future	March 2021		72,855,744	(7,843)
52	FTSE 100 Index Future	March 2021		4,563,430	(48,130)
53	Gasoline RBOB Future +	February 2021		3,138,883	209,668
103	Gold Future +	February 2021		19,519,530	294,120
41	Hang Seng Index Future	January 2021		7,196,290	235,610
146	JPN Yen Currency Future	March 2021		17,682,425	116,945
30	Lean Hogs Future +	February 2021		843,300	29,890
87	Live Cattle Future +	February 2021		4,002,870	7,220
35	LME Copper Future +	March 2021		6,795,906	699,381
44	LME Nickel Future +	March 2021		4,384,512	17,352
103	LME Primary Aluminum Future +	March 2021		5,092,063	117,525
46	LME Zinc Future +	March 2021		3,161,730	129,636
44	Long Gilt Future	March 2021		8,152,169	5,046
111	Low Sulphur Gasoline Future +	February 2021		4,695,300	(16,900)
8	Lumber Future +	March 2021		630,872	(60,841)
325	Mexican Peso Currency Future	March 2021		8,082,750	39,210
204	MSCI Emerging Markets Index Future	March 2021		13,139,640	334,345
26	Nasdaq 100 E-mini Future	March 2021		6,700,460	164,361
213	New Zealand Dollar Currency Future	March 2021		15,310,440	303,655
196	Nikkei 225 (SGX) Future	March 2021		26,093,467	975,453
30	NY Harbor USLD Future +	February 2021		1,869,840	40,778
55	Oats Future +	March 2021		992,063	125,688
8	Palladium Future +	March 2021		1,963,040	58,830
41	Platinum Future +	April 2021		2,212,360	107,910
51	Rough Rice Future +	March 2021		1,294,380	4,220
31	S&P Mid Cap 400 E-mini Future	March 2021		7,140,850	182,630
117	S&P 500 E-mini Future	March 2021		21,930,480	386,347
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
December 31, 2020

LONG FUTURES CONTRACTS (Continued)
Long Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/(Depreciation)
5	Silver Future +	March 2021		660,300	$ 5,700
64	Soybeans Future +	March 2021		4,195,200	480,400
68	Soybean Meal Future +	March 2021		2,919,920	79,040
186	Soybean Oil Future +	March 2021		4,731,840	412,590
504	Sugar #11 Future +	March 2021		8,743,795	162,434
293	US 5 Yr Note Future	March 2021		36,966,052	24,841
106	US 10 Yr Note Future	March 2021		14,636,268	(1,201)
115	US Long Bond Future	March 2021		19,916,620	(84,247)
135	Wheat Future +	March 2021		4,323,375	126,637
38	WTI Crude Future +	February 2021		1,843,760	105,530
Net Unrealized Appreciation from Open Long Futures Contracts					$ 9,953,912

SHORT FUTURES CONTRACTS
Short Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/ (Depreciation)
65	3 Mo Euribor Future	September 2022		19,990,065	2,970
228	Dollar Index Future	March 2021		20,495,832	160,250
324	Euro CHF 3 month Future	December 2021		92,339,725	(8,803)
61	JPN 10 Year Bond	March 2021		89,758,533	14,931
Net Unrealized Appreciation from Open Short Futures Contracts					$ 169,348

Total Net Unrealized Appreciation from Open Futures Contracts					$ 10,123,260

+ This investment is a holding of GPMAS Fund Limited.
^ The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31 2020 for the Fund's investments measured at fair value:

Grant Park Multi Alternative Strategies Fund
Assets *	Level 1	Level 2	Level 3	Total
Closed-End Fund	$ 613,970	$ -	$ -	$ 613,970
Exchange Traded Funds	17,608,522	-	-	17,608,522
Bonds & Notes	-	211,750,101	-	211,750,101
Short-Term Investment	85,502,256	-	-	85,502,256
Long Futures Contracts	9,953,912	-	-	9,953,912
Short Futures Contracts	169,348	-	-	169,348
Total	$ 113,848,008	$ 211,750,101	$ -	$ 325,598,109
The Fund did not hold any Level 3 securities during the period.

* Refer to the Fund's Consolidated Portfolio of Investments for security classifications.
Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.
A summary of the Grant Park Multi Alternative Strategies Fund’s investments in the GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
December 31, 2020
Fair Value of Commodity Pool Investment	$ 21,813,193
Other Assets	$ -
Total Net Assets	$ 21,813,193

Percentage of the Fund's Total Net Assets	6.4%

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

For tax purposes, GPMAS is an exempted Cayman investment company. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, it is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds- The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Portfolio of Investments as of December 31, 2020:

Derivative Investment Type			Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts			Net unrealized appreciation/(depreciation) from futures contracts
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2020:
Derivative Investment Value
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of December 31, 2020
Futures	$ 2,361,523	$ 1,551,171	$ 5,615,131	$ 595,435	$ 10,123,260

The following is a summary of the Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of December 31, 2020:

Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of December 31, 2020
Futures	$ 5,887,250	$ 1,632,534	$ 782,074	$ (2,737,877)	$ 5,563,981

At December 31, 2020, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
	$ 310,869,100	$ 15,012,651	$ (283,642)	$ 14,729,009